DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) (USD $)	6 Months Ended				3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 28, 2013 Segment Customer Brands	Sep. 07, 2012 Merger Agreement [Member]	Sep. 07, 2012 OpCo Notes [Member] Merger Agreement [Member]	Sep. 07, 2012 HoldCo Notes [Member] Merger Agreement [Member]	Jun. 28, 2013 Successor [Member]	Jun. 28, 2013 Successor [Member]	Jun. 28, 2013 Successor [Member] JanSan [Member]	Jun. 28, 2013 Successor [Member] JanSan [Member]	Jun. 28, 2013 Successor [Member] Plumbing [Member]	Jun. 28, 2013 Successor [Member] Plumbing [Member]	Jun. 28, 2013 Successor [Member] Hardware, Tools and Fixtures [Member]	Jun. 28, 2013 Successor [Member] Hardware, Tools and Fixtures [Member]	Jun. 28, 2013 Successor [Member] HVAC [Member]	Jun. 28, 2013 Successor [Member] HVAC [Member]	Jun. 28, 2013 Successor [Member] Electrical and Lighting [Member]	Jun. 28, 2013 Successor [Member] Electrical and Lighting [Member]	Jun. 28, 2013 Successor [Member] Appliances and Parts [Member]	Jun. 28, 2013 Successor [Member] Appliances and Parts [Member]	Jun. 28, 2013 Successor [Member] Security and Safety [Member]	Jun. 28, 2013 Successor [Member] Security and Safety [Member]	Jun. 28, 2013 Successor [Member] Other Products [Member]	Jun. 28, 2013 Successor [Member] Other Products [Member]	Jun. 29, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member] JanSan [Member]	Jun. 29, 2012 Predecessor [Member] JanSan [Member]	Jun. 29, 2012 Predecessor [Member] Plumbing [Member]	Jun. 29, 2012 Predecessor [Member] Plumbing [Member]	Jun. 29, 2012 Predecessor [Member] Hardware, Tools and Fixtures [Member]	Jun. 29, 2012 Predecessor [Member] Hardware, Tools and Fixtures [Member]	Jun. 29, 2012 Predecessor [Member] HVAC [Member]	Jun. 29, 2012 Predecessor [Member] HVAC [Member]	Jun. 29, 2012 Predecessor [Member] Electrical and Lighting [Member]	Jun. 29, 2012 Predecessor [Member] Electrical and Lighting [Member]	Jun. 29, 2012 Predecessor [Member] Appliances and Parts [Member]	Jun. 29, 2012 Predecessor [Member] Appliances and Parts [Member]	Jun. 29, 2012 Predecessor [Member] Security and Safety [Member]	Jun. 29, 2012 Predecessor [Member] Security and Safety [Member]	Jun. 29, 2012 Predecessor [Member] Other Products [Member]	Jun. 29, 2012 Predecessor [Member] Other Products [Member]	Jun. 28, 2013 Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Dec. 28, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Jun. 28, 2013 Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Dec. 28, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Jun. 28, 2013 HoldCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 HoldCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Jun. 28, 2013 HoldCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 HoldCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Jun. 28, 2013 OpCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 OpCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Jun. 28, 2013 OpCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 OpCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]
Description of Business and Basis of Presentation [Line Items]
Number of Customers	100,000
Number of distinct and targeted brands	14
Percentage of U.S. population the Company is able to provide next-day delivery service	98.00%
Stated share price for merger agreement (in dollars per share)		$ 25.5
Long-term Debt			$ 300,000,000	$ 365,000,000
Long-term Debt, Fair Value																																									130,000,000	127,500,000	130,113,000	127,636,000	365,000,000	365,000,000	392,375,000	394,200,000	319,945,000	321,494,000	315,000,000	322,500,000
Number of Operating Segments	1
Number of Reportable Segments	1
Net sales					$ 405,706,000	$ 786,459,000	$ 188,467,000	$ 367,668,000	$ 70,215,000	$ 141,681,000	$ 31,978,000	$ 61,946,000	$ 36,871,000	$ 61,814,000	$ 20,499,000	$ 40,911,000	$ 19,518,000	$ 37,323,000	$ 16,558,000	$ 33,330,000	$ 21,600,000	$ 41,786,000	$ 334,821,000	$ 648,403,000	$ 121,275,000	$ 234,944,000	$ 70,301,000	$ 141,340,000	$ 31,274,000	$ 60,060,000	$ 35,345,000	$ 61,330,000	$ 20,629,000	$ 40,700,000	$ 19,072,000	$ 36,668,000	$ 15,803,000	$ 32,144,000	$ 21,122,000	$ 41,217,000